                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:       June 30, 2001


Check here if Amendment [    ]; Amendment Number:
This Amendment (check only one): [     ]  is a restatement.
                                 [     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      AEW Capital Management, L.P.
Address:   Two Seaport Lane
           Boston, MA  02210-2021


13F File Number:   28-6538

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    James J. Finnegan
Title: Vice President of AEW Capital Management, Inc., General Partner of AEW Capital Management, L.P.
Phone:   (617) 261-9324

Signature, Place and Date of Signing:

/s/ JAMES J. FINNEGAN       BOSTON, MASSACHUETTS               AUGUST 7, 2001
---------------------       ---------------------------     --------------------
    [Signature]                   [City, State]                   [Date]

Report Type  (Check only one.):

[ X ] 13F HOLDING REPORT.

[   ] 13F NOTICE.

[   ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Form 13F File Number:               Name

NONE

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:   2

Form 13F Information Table Entry Total:   54

Form 13F Information Table Value Total:  1,374,443


List of Other Included Managers:

No.           Form 13 File Number       Name
1             28-6536                   AEW Capital Management, Inc.
2             28-6808                   CDC IXIS Asset Management North
                                        America (formerly Nvest Companies, L.P.)

                         FORM 13F INFORMATION TABLE
          NAME OF REPORTING MANAGER: AEW CAPITAL MANAGEMENT, L.P.

--------------------------------------------------------------------------------------------------------------

                                                                            VALUE
      NAME OF ISSUER                TITLE OF CLASS            CUSIP        (X$1000)
------------------------------------------------------------------------------------------------------------

AMB Property Corp                    Common Stock             00163T109     50,404
---------------------------------------------------------------------------------------
Apartment Invt & Mgmt                Common Stock             03748r101     65,348
---------------------------------------------------------------------------------------
Archstone Communities                Common Stock             039581103     43,761
---------------------------------------------------------------------------------------
Arden Realty                         Common Stock             039793104     21,851
---------------------------------------------------------------------------------------
Avalon Bay Communities               Common Stock             053484101     51,966
---------------------------------------------------------------------------------------
Beacon Capital                       Common Stock             073561102      4,466
---------------------------------------------------------------------------------------
Boston Properties, Inc.              Common Stock             101121101     82,553
---------------------------------------------------------------------------------------
Brookfield Properties                Common Stock             112900105     17,160
---------------------------------------------------------------------------------------
Cabot Industrial Trust               Common Stock             127072106      9,405
---------------------------------------------------------------------------------------
Camden Property Trust                Common Stock             133131102     39,341
---------------------------------------------------------------------------------------
CarrAmerica Realty                   Common Stock             144418100     24,479
---------------------------------------------------------------------------------------
Charles E. Smith Res.                Common Stock             832197107     49,405
---------------------------------------------------------------------------------------
Chateau Communities Inc              Common Stock             161726104         17
---------------------------------------------------------------------------------------
Chelsea Property Group Inc.          Common Stock             163421100     19,977
---------------------------------------------------------------------------------------
Crescent Real Estate Eqt             Common Stock             225756105     15,620
---------------------------------------------------------------------------------------
Developers Diversified               Common Stock             251591103      4,033
---------------------------------------------------------------------------------------
Duke Realty Corp.                    Common Stock             264411505     28,459
---------------------------------------------------------------------------------------
Equity Office Properties             Common Stock             294741103     99,452
---------------------------------------------------------------------------------------
Equity Residential                   Common Stock             29476l107     56,831
---------------------------------------------------------------------------------------
Federal Realty Invs Trust            Common Stock             313747206     27,198
---------------------------------------------------------------------------------------
Franchise Finance Corp Of Am         Common Stock             351807102     12,708
---------------------------------------------------------------------------------------
General Growth Prop                  Common Stock             370021107     32,883
---------------------------------------------------------------------------------------
Highwoods Properties                 Common Stock             431284108        480
---------------------------------------------------------------------------------------
Hospitality Properties               Common Stock             44106m102     36,624
---------------------------------------------------------------------------------------
Host Marriott Corp.                  Common Stock             44107p104     18,023
---------------------------------------------------------------------------------------
Kilroy Realty Corp.                  Common Stock             49427f108     23,957
---------------------------------------------------------------------------------------
Kimco Realty Corp.                   Common Stock             49446r109     25,937
---------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
                                                                                     VOTING AUTHORITY
                                     SH or       INVESTMENT      OTHER     --------------------------------------
      NAME OF ISSUER                PRN AMT      DISCRETION     MANAGERS     SOLE         SHARED       NONE
-----------------------------------------------------------------------------------------------------------------

AMB Property Corp                  1,956,675   Shared-Defined    01 02     1,956,675
-----------------------------------------------------------------------------------------------------------------
Apartment Invt & Mgmt              1,355,772   Shared-Defined    01 02     1,355,772
-----------------------------------------------------------------------------------------------------------------
Archstone Communities              1,697,487   Shared-Defined    01 02     1,697,487
-----------------------------------------------------------------------------------------------------------------
Arden Realty                         818,400   Shared-Defined    01 02       818,400
-----------------------------------------------------------------------------------------------------------------
Avalon Bay Communities             1,111,580   Shared-Defined    01 02     1,111,580
-----------------------------------------------------------------------------------------------------------------
Beacon Capital                     1,488,725   Shared-Defined    01 02     1,488,725
-----------------------------------------------------------------------------------------------------------------
Boston Properties, Inc.            2,018,400   Shared-Defined    01 02     2,018,400
-----------------------------------------------------------------------------------------------------------------
Brookfield Properties                897,950   Shared-Defined    01 02       897,950
-----------------------------------------------------------------------------------------------------------------
Cabot Industrial Trust               447,850   Shared-Defined    01 02       447,850
-----------------------------------------------------------------------------------------------------------------
Camden Property Trust              1,071,956   Shared-Defined    01 02     1,071,956
-----------------------------------------------------------------------------------------------------------------
CarrAmerica Realty                   802,600   Shared-Defined    01 02       802,600
-----------------------------------------------------------------------------------------------------------------
Charles E. Smith Res.                985,150   Shared-Defined    01 02       985,150
-----------------------------------------------------------------------------------------------------------------
Chateau Communities Inc                  550   Shared-Defined    01 02           550
-----------------------------------------------------------------------------------------------------------------
Chelsea Property Group Inc.          425,950   Shared-Defined    01 02       425,950
-----------------------------------------------------------------------------------------------------------------
Crescent Real Estate Eqt             635,750   Shared-Defined    01 02       635,750
-----------------------------------------------------------------------------------------------------------------
Developers Diversified               219,400   Shared-Defined    01 02       219,400
-----------------------------------------------------------------------------------------------------------------
Duke Realty Corp.                  1,145,240   Shared-Defined    01 02     1,145,240
-----------------------------------------------------------------------------------------------------------------
Equity Office Properties           3,144,225   Shared-Defined    01 02     3,144,225
-----------------------------------------------------------------------------------------------------------------
Equity Residential                 1,004,961   Shared-Defined    01 02     1,004,961
-----------------------------------------------------------------------------------------------------------------
Federal Realty Invs Trust          1,311,400   Shared-Defined    01 02     1,311,400
-----------------------------------------------------------------------------------------------------------------
Franchise Finance Corp Of Am         506,100   Shared-Defined    01 02       506,100
-----------------------------------------------------------------------------------------------------------------
General Growth Prop                  835,450   Shared-Defined    01 02       835,450
-----------------------------------------------------------------------------------------------------------------
Highwoods Properties                  18,020   Shared-Defined    01 02        18,020
-----------------------------------------------------------------------------------------------------------------
Hospitality Properties             1,285,050   Shared-Defined    01 02     1,285,050
-----------------------------------------------------------------------------------------------------------------
Host Marriott Corp.                1,439,500   Shared-Defined    01 02     1,439,500
-----------------------------------------------------------------------------------------------------------------
Kilroy Realty Corp.                  823,250   Shared-Defined    01 02       823,250
-----------------------------------------------------------------------------------------------------------------
Kimco Realty Corp.                   547,775   Shared-Defined    01 02       547,775
-----------------------------------------------------------------------------------------------------------------

                         FORM 13F INFORMATION TABLE
          NAME OF REPORTING MANAGER: AEW CAPITAL MANAGEMENT, L.P.

--------------------------------------------------------------------------------------

                                                                            VALUE
      NAME OF ISSUER                TITLE OF CLASS            CUSIP        (X$1000)
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Liberty Property Trust               Common Stock             531172104     33,951
--------------------------------------------------------------------------------------
Macerich Company (the)               Common Stock             554382101     10,189
--------------------------------------------------------------------------------------
Pacific Gulf Properties              Common Stock             694396102      4,431
--------------------------------------------------------------------------------------
Pan Pacific Retail                   Common Stock             69806L104     21,346
--------------------------------------------------------------------------------------
Philips Int'l Realty                 Common Stock             718333107      2,210
--------------------------------------------------------------------------------------
Post Properties, Inc.                Common Stock             737464107      4,189
--------------------------------------------------------------------------------------
Prentiss Properties                  Common Stock             740706106     37,806
--------------------------------------------------------------------------------------
Prologis Trust                       Common Stock             743410102     35,923
--------------------------------------------------------------------------------------
Public Storage Inc.                  Common Stock             74460d109     54,370
--------------------------------------------------------------------------------------
Reckson Assoc. Rlty                  Common Stock             75621k106     17,708
--------------------------------------------------------------------------------------
Regency Centers Corp.                Common Stock             758849103     15,305
--------------------------------------------------------------------------------------
Rouse Co.                            Common Stock             779273101     12,189
--------------------------------------------------------------------------------------
Shurgard Storage Ctrs                Common Stock             82567d104      8,930
--------------------------------------------------------------------------------------
Simon Property Group                 Common Stock             828806109     44,288
--------------------------------------------------------------------------------------
Spieker Properties Inc.              Common Stock             848497103     66,329
--------------------------------------------------------------------------------------
Starwood Hotels & Resorts            Common Stock             85590A203     19,022
--------------------------------------------------------------------------------------
Summit Properties                    Common Stock             866239106     18,196
--------------------------------------------------------------------------------------
Sun Communities Inc.                 Common Stock             866674104     26,003
--------------------------------------------------------------------------------------
Trizec Hahn Corp.                    Common Stock             896938107      1,912
--------------------------------------------------------------------------------------
Vornado Realty Trust.                Common Stock             929042109     49,405
--------------------------------------------------------------------------------------
Crown Castle Intl. Corp.             Common Stock             228227104        260
--------------------------------------------------------------------------------------
Cypress Communications Inc.          Common Stock             232743104        427
--------------------------------------------------------------------------------------
Internap Network Services            Common Stock             45885A102      3,434
--------------------------------------------------------------------------------------
Equity Residential 7.25% Series G    Convertible Preferred    29476L859      4,921
--------------------------------------------------------------------------------------
Reckson Assoc. Series A              Convertible Preferred    75621K205      1,912
--------------------------------------------------------------------------------------
Simon Property 6.5% Series B         Convertible Preferred    828806406     11,298
--------------------------------------------------------------------------------------
Vornado Realty Trust, 6.5% Series A  Convertible Preferred    929042208      6,152
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
Column Total                                                             1,374,443
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                                                                       VOTING AUTHORITY
                                       SH or       INVESTMENT      OTHER     ---------------------------------------------
      NAME OF ISSUER                  PRN AMT      DISCRETION     MANAGERS     SOLE         SHARED       NONE
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Liberty Property Trust                1,147,000   Shared-Defined    01 02     1,147,000
--------------------------------------------------------------------------------------------------------------------------
Macerich Company (the)                  410,850   Shared-Defined    01 02       410,850
--------------------------------------------------------------------------------------------------------------------------
Pacific Gulf Properties                 906,100   Shared-Defined    01 02       906,100
--------------------------------------------------------------------------------------------------------------------------
Pan Pacific Retail                      821,000   Shared-Defined    01 02       821,000
--------------------------------------------------------------------------------------------------------------------------
Philips Int'l Realty                    526,250   Shared-Defined    01 02       526,250
--------------------------------------------------------------------------------------------------------------------------
Post Properties, Inc.                   110,668   Shared-Defined    01 02       110,668
--------------------------------------------------------------------------------------------------------------------------
Prentiss Properties                   1,437,500   Shared-Defined    01 02     1,437,500
--------------------------------------------------------------------------------------------------------------------------
Prologis Trust                        1,581,097   Shared-Defined    01 02     1,581,097
--------------------------------------------------------------------------------------------------------------------------
Public Storage Inc.                   1,833,711   Shared-Defined    01 02     1,833,711
--------------------------------------------------------------------------------------------------------------------------
Reckson Assoc. Rlty                     769,922   Shared-Defined    01 02       769,922
--------------------------------------------------------------------------------------------------------------------------
Regency Centers Corp.                   602,550   Shared-Defined    01 02       602,550
--------------------------------------------------------------------------------------------------------------------------
Rouse Co.                               425,450   Shared-Defined    01 02       425,450
--------------------------------------------------------------------------------------------------------------------------
Shurgard Storage Ctrs                   285,750   Shared-Defined    01 02       285,750
--------------------------------------------------------------------------------------------------------------------------
Simon Property Group                  1,477,732   Shared-Defined    01 02     1,477,732
--------------------------------------------------------------------------------------------------------------------------
Spieker Properties Inc.               1,106,400   Shared-Defined    01 02     1,106,400
--------------------------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts               510,250   Shared-Defined    01 02       510,250
--------------------------------------------------------------------------------------------------------------------------
Summit Properties                       678,200   Shared-Defined    01 02       678,200
--------------------------------------------------------------------------------------------------------------------------
Sun Communities Inc.                    735,600   Shared-Defined    01 02       735,600
--------------------------------------------------------------------------------------------------------------------------
Trizec Hahn Corp.                       105,100   Shared-Defined    01 02       105,100
--------------------------------------------------------------------------------------------------------------------------
Vornado Realty Trust.                 1,265,500   Shared-Defined    01 02     1,265,500
--------------------------------------------------------------------------------------------------------------------------
Crown Castle Intl. Corp.                 15,839   Shared-Defined    01 02        15,839
--------------------------------------------------------------------------------------------------------------------------
Cypress Communications Inc.           1,422,229   Shared-Defined    01 02     1,422,229
--------------------------------------------------------------------------------------------------------------------------
Internap Network Services             1,050,179   Shared-Defined    01 02     1,050,179
--------------------------------------------------------------------------------------------------------------------------
Equity Residential 7.25% Series G       194,968   Shared-Defined    01 02       194,968
--------------------------------------------------------------------------------------------------------------------------
Reckson Assoc. Series A                  82,589   Shared-Defined    01 02        82,589
--------------------------------------------------------------------------------------------------------------------------
Simon Property 6.5% Series B            140,350   Shared-Defined    01 02       140,350
--------------------------------------------------------------------------------------------------------------------------
Vornado Realty Trust, 6.5% Series A     111,643   Shared-Defined    01 02       111,643
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
Column Total                         47,749,593                              47,749,593
--------------------------------------------------------------------------------------------------------------------------